Unaudited Condensed Financial Information of the Parent Company	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Unaudited Condensed Financial Information of the Parent Company [Abstract]
Unaudited Condensed financial information of the parent company

13. Unaudited Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	June 30, 2025	December 31, 2025
	(Audited) RMB	(Unaudited) RMB
Current assets
Cash	-	161,372
Prepaid expenses and other current assets	-	101,811,094
Due from related parties	-	1,500,000
Total current assets	-	103,472,466

Non-current asset
Investments in subsidiaries	45,921,022	-
Total non-current asset	45,921,022	-

TOTAL ASSETS	45,921,022	103,472,466

LIABILITIES AND SHAREHOLDERS’ EQUITY

Shareholders’ equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 12,650,000 and 32,650,000 Class A ordinary shares issued and outstanding as of June 30, 2025 and December 31, 2025, respectively)	906	2,283
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30,2025 and December 31, 2025, respectively)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	185,821,560	223,691,961
Accumulated deficit	(139,900,813)	(120,221,148)
Total shareholders’ equity	45,921,022	103,472,466
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	45,921,022	103,472,466

Condensed Statements of operations and comprehensive income

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating profit:
Equity in loss of subsidiaries	(2,707,310)	(5,385,409)

Profit before income tax expense	(2,707,310)	(5,385,409)
Income tax expense	-	-
Net income	(2,707,310)	(5,385,409)

Condensed Statements of Cash Flows

	For the six months ended December 31,
	2024	2025
	RMB	RMB
	(Unaudited)	(Unaudited)

Net cash used in operating activities	-	(56,110,016)
Net cash provided by financing activities	-	56,271,388
Net increase in cash and cash equivalents	-	161,372
Cash and cash equivalents at the beginning of the periods presented	-	-
Cash and cash equivalents at the end of the periods presented	-	161,372

16.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of June 30,
	2024	2025
	RMB	RMB
ASSETS
Investment in subsidiaries	22,430,461	45,921,022
Total assets	22,430,461	45,921,022

LIABILITIES
Investment in subsidiaries	-	-
Total liabilities	-	-

Shareholders’ equity
Class A ordinary shares (par value of US$0.00001 per share; 4,980,000,000 Class A ordinary shares authorized, 8,700,000 and 12,650,000 Class A ordinary shares issued and outstanding as of June 30, 2024 and 2025 respectively)	631	906
Class B ordinary shares (par value of US$0.00001 per share; 20,000,000 Class B ordinary shares authorized, 1,300,000 Class B ordinary shares issued and outstanding as of June 30, 2024 and 2025, respectively)	94	94
Subscription receivable	(725)	(725)
Additional paid-in capital	31,500,000	185,821,560
Accumulated deficit	(9,069,539)	(139,900,813)
Total shareholders’ equity	22,430,461	45,921,022

TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	22,430,461	45,921,022

Condensed Statements of operations and comprehensive income

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Operating profit:
Equity in profit/(loss) of subsidiaries	7,817,760	11,209,523	(130,831,274)

Profit/(loss) before income tax expenses	7,817,760	11,209,523	(130,831,274)
Income tax expenses	-	-	-
Net profit/(loss)	7,817,760	11,209,523	(130,831,274)

Condensed Statements of Cash Flows

There were no cash flow activities of the parent company for the years ended June 30, 2023, 2024 and 2025, respectively.